Tax - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax charge/(credit)
Current year	£ 954	£ 993	£ 327
Adjustments in respect of prior years	393	3	(50)
Total	1,347	996	277
Deferred tax (credit)/charge
Current year	(179)	(563)	157
Adjustments in respect of prior years	(288)	191	(102)
Total	(467)	(372)	55
Tax charge	£ 880	£ 624	£ 332